Redeemable Convertible Preferred Stock (Details)		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) director shares	Jul. 31, 2020 USD ($) director $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) director shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) director shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2017 USD ($) shares
Redeemable Convertible Preferred Stock
Issuance costs					$ 104,788	$ 8,135,810
Total redeemable convertible preferred stock, Amount						$ 352,368,950
Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of Series A Preferred Stock into the same number of Series C Preferred Stock converted | shares	469,894
Proceeds from issuance of stock							$ 154,420,000	$ 32,561,000	$ 64,895,000
Proceeds from repurchase of stock		$ 7,767,000					$ 7,766,000
Total redeemable convertible preferred stock, Shares | shares		102,898,561			102,898,561	102,899,000	102,898,561	66,432,832
Total redeemable convertible preferred stock, Amount		$ 287,323,000			$ 287,323,000	$ 287,308,000	$ 287,323,000	$ 134,567,000
Number of directors entitled to elect by preferred stock holders | director			5
Number of additional directors entitled to elect by preferred stock and common stock holders | director		2			2		2
Redeemable Convertible Preferred Stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Total redeemable convertible preferred stock, Shares | shares		102,898,561			102,898,561	102,899,000	102,898,561	66,432,832	57,571,313	102,899,000	66,433,000	66,433,000	35,166,020
Total redeemable convertible preferred stock, Amount		$ 287,323,000			$ 287,323,000	$ 287,308,000	$ 287,323,000	$ 134,567,000	$ 102,006,000	$ 287,308,000	$ 134,567,000	$ 134,567,000	$ 36,096,000
Series A redeemable convertible preferred stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of shares repurchased | shares		1,542,600
Total redeemable convertible preferred stock, Shares | shares		12,876,927			12,876,927	12,877,000	12,876,927	14,419,527
Total redeemable convertible preferred stock, Amount		$ 9,595,000			$ 9,595,000	$ 9,595,000	$ 9,595,000	$ 10,759,000
Series B redeemable convertible preferred stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of shares repurchased | shares		403,939
Total redeemable convertible preferred stock, Shares | shares		19,872,660			19,872,660	19,873,000	19,872,660	20,276,599
Total redeemable convertible preferred stock, Amount		$ 24,489,000			$ 24,489,000	$ 24,489,000	$ 24,489,000	$ 24,989,000
Series C redeemable convertible preferred stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of shares issued | shares	22,875,187
Issue price per share | $ / shares	$ 2.9011
Proceeds from issuance of stock	$ 64,895,000
Issuance costs	$ 105,000
Total redeemable convertible preferred stock, Shares | shares		22,875,187			22,875,187	22,875,000	22,875,187	22,875,187
Total redeemable convertible preferred stock, Amount		$ 66,258,000			$ 66,258,000	$ 66,258,000	$ 66,258,000	$ 66,258,000
Series C-1 redeemable convertible preferred stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of shares issued | shares				8,861,519
Issue price per share | $ / shares				$ 3.6837
Proceeds from issuance of stock				$ 32,561,000
Issuance costs				$ 82,000
Total redeemable convertible preferred stock, Shares | shares		8,861,519			8,861,519	8,862,000	8,861,519	8,861,519
Total redeemable convertible preferred stock, Amount		$ 32,561,000			$ 32,561,000	$ 32,561,000	$ 32,561,000	$ 32,561,000
Series D redeemable convertible preferred stock | Benson Hill, Inc
Redeemable Convertible Preferred Stock
Number of shares issued | shares			38,412,268
Issue price per share | $ / shares			$ 4.1416
Proceeds from issuance of stock			$ 154,420,000
Issuance costs			$ 4,668,000
Total redeemable convertible preferred stock, Shares | shares		38,412,268			38,412,268	38,412,000	38,412,268
Total redeemable convertible preferred stock, Amount		$ 154,420,000			$ 154,420,000	$ 154,405,000	$ 154,420,000